Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of related party [Abstract]
Disclosure of transactions between related parties
Remuneration of key management (includes the Company's directors and executive team) for the years ended:

	December 31,	December 31,
Expense by nature:	2019	2018

Short-term employee benefits	6.7	6.1
Share-based payments	5.2	4.9
	$11.9	$11.0